UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     August 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $86,769 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      387    12433 SH       Sole                    12433        0        0
AKAMAI TECHNOLOGIES INC        COM              00971t101      917    47788 SH       Sole                    47788        0        0
AMGEN INC                      COM              031162100      288     5434 SH       Sole                     5434        0        0
ANADARKO PETE CORP             COM              032511107      246     5420 SH       Sole                     5420        0        0
ANNALY CAP MGMT INC            COM              035710409     1094    72250 SH       Sole                    72250        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     9897  1372716 SH       Sole                  1372716        0        0
APACHE CORP                    COM              037411105      603     8351 SH       Sole                     8351        0        0
ATLAS ENERGY RESOURCES LLC     COM              049303100     3376   165263 SH       Sole                   165263        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      360        4 SH       Sole                        4        0        0
CALPINE CORP                   COM NEW          131347304     2398   215069 SH       Sole                   215069        0        0
CAMECO CORP                    COM              13321l108     2090    81641 SH       Sole                    81641        0        0
CHIMERA INVT CORP              COM              16934Q109     1362   390115 SH       Sole                   390115        0        0
CLOROX CO DEL                  COM              189054109      313     5600 SH       Sole                     5600        0        0
COCA COLA CO                   COM              191216100      410     8550 SH       Sole                     8550        0        0
COLGATE PALMOLIVE CO           COM              194162103      569     8041 SH       Sole                     8041        0        0
CORE LABORATORIES N V          COM              N22717107     5511    63236 SH       Sole                    63236        0        0
COURIER CORP                   COM              222660102      484    31712 SH       Sole                    31712        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     3793   149510 SH       Sole                   149510        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109     3109    76795 SH       Sole                    76795        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1067    42795 SH       Sole                    42795        0        0
EXXON MOBIL CORP               COM              30231G102     1341    19184 SH       Sole                    19184        0        0
FMC TECHNOLOGIES INC           COM              30249U101     5525   147018 SH       Sole                   147018        0        0
GAFISA S A                     SPONS ADR        362607301     1541    93388 SH       Sole                    93388        0        0
GENERAL ELECTRIC CO            COM              369604103      369    31524 SH       Sole                    31524        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      203     2000 SH       Sole                     2000        0        0
JOHNSON & JOHNSON              COM              478160104      682    12005 SH       Sole                    12005        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304     4358   336297 SH       Sole                   336297        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      203     4458 SH       Sole                     4458        0        0
MERCK & CO INC                 COM              589331107      520    18591 SH       Sole                    18591        0        0
MFA FINANCIAL INC              COM              55272x102     4026   581860 SH       Sole                   581860        0        0
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105      842    66470 SH       Sole                    66470        0        0
PEPSICO INC                    COM              713448108      302     5504 SH       Sole                     5504        0        0
PETROQUEST ENERGY INC          COM              716748108     1516   410860 SH       Sole                   410860        0        0
PIONEER NAT RES CO             COM              723787107      235     9207 SH       Sole                     9207        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     3022    71028 SH       Sole                    71028        0        0
PROCTER & GAMBLE CO            COM              742718109      217     4250 SH       Sole                     4250        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347r883     8754   158210 SH       Sole                   158210        0        0
PROSHARES TR II                ULTSH DJ UBS CRU 74347w809     5063   301390 SH       Sole                   301390        0        0
PROVIDENT ENERGY TR            TR UNIT          74386k104     1471   299080 SH       Sole                   299080        0        0
QUESTAR CORP                   COM              748356102     2194    70649 SH       Sole                    70649        0        0
REAVES UTIL INCOME FD          COM SH BEN INT   756158101     4733   357171 SH       Sole                   357171        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      311     8014 SH       Sole                     8014        0        0
ULTRA PETROLEUM CORP           COM              903914109      354     9065 SH       Sole                     9065        0        0
URANIUM RES INC                COM PAR $0.001   916901507       58    45500 SH       Sole                    45500        0        0
WYETH                          COM              983024100      655    14420 SH       Sole                    14420        0        0